UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

811-23382

SPROTT FUNDS TRUST

(Exact name of registrant as specified in charter)

200 Bay Street, Suite 2600, Toronto, Ontario, Canada M5J2J1

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (416) 943-8099

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Item 1. Report to Stockholders.

May 31, 2020

Sprott Funds Trust

Sprott Gold Miners ETF (NYSE Arca: SGDM)

Sprott Junior Gold Miners ETF (NYSE Arca: SGDJ)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.sprottetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling the Fund at 855.496.3837, or submit a signed letter of instruction requesting paperless reports to 1290 Broadway, Suite 1000, Denver, Colorado 80203. If you own these shares through a financial intermediary, you may contact your financial intermediary to request your shareholder reports electronically.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports calling the Fund at 855.496.3837, or by submitting a signed letter of instruction requesting paper reports to 1290 Broadway, Suite 1000, Denver, Colorado 80203. If you own these shares through a financial intermediary, contact the financial intermediary to request paper copies. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

Sprott Gold Miners ETF

Performance Overview	May 31, 2020 (Unaudited)

Investment Objective

The Sprott Gold Miners ETF (the “Fund”, NYSE Arca: SGDM) seeks investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Gold Miners Custom Factors Index (ticker symbol SOLGMCFT, the “Underlying Gold Index”).

Performance Overview

For the six-month period ended May 31, 2020, the Sprott Gold Miners ETF generated a total return of 27.24%. Capital markets and society continue to recalibrate from the enormity of the fallout of the COVID-19 pandemic. As difficult as the current situation is, gold fundamentals continued to improve over the time period. Gold, as an investment, offers a potential hedge against the current financial turmoil and has significant capital appreciation potential in the years ahead. Gold bullion over the six-month period gained 18.19%, compared to a loss of 2.10% for the S&P 500 Index TR.

Gold stocks experienced a wild ride as they were not immune to the selling pressure and fell sharply in late February and for most of March. The U.S. Federal Reserve responded quickly with unprecedented monetary stimulus to support financial markets and the economy. Remarkably, gold stocks have recouped their losses in only two months as investors speculated that gold companies would deliver strong future earnings growth once their mining operations resumed. The gold mining industry, like many other industries, is experiencing disruptions due to pandemic shutdowns. But unlike other industries, gold producers are experiencing a steep increase in the selling price of its product. Gold bullion is up 14.04% year-to-date and up 32.53% year-over-year (through May 31, 2020). From a cost perspective, energy and labor are typically the two highest cost components for miners. The fall in crude oil is a rare function of both a supply shock caused by the OPEC (the Organization of the Petroleum Exporting Countries) price war and a demand shock (pandemic shutdowns) co-occurring. We believe the enormity of both events will have lasting price consequences well beyond a few quarters. Labor, the other component, has been devastated by the pandemic. A tremendous labor crisis is occurring globally. Both of these conditions are deflationary shockwaves that will ripple out to all corners of the economy. There is virtually no major cost component that will not see lower costs. Though near-term gold company earnings may be volatile due to COVID-19 disruptions, the potential increase in long-term profit margins may be unlike anything seen in recent history, and most comparable to the 1930s when gold company revenues soared and costs plummeted. As QE (quantitative easing) infinity continues to expand and ZIRP (zero interest rate policy) takes hold in a likely recession (or depression), growth equities will become highly sought after. Gold mining equities will have one of, if not the highest growth in earnings of any industry. Because of the nature of its revenue product (gold bullion), and its input costs (deflation), gold equities may be in the position to outperform in this scenario.

Among gold stocks, the largest by market capitalization performed the best as investors opted for liquidity and relative safety. Index heavyweights like Newmont Corp., Barrick Gold Corp. and Franco-Nevada Corp. all appreciated by more than 40% for the six-month period. As investor risk appetites improve, we would expect mid- and small-cap gold stocks to perform better on a relative basis.

Performance^ (as of May 31, 2020)

	6 Months	1 Year	5 Year	Since Inception^^
Sprott Gold Miners ETF - Net Asset Value (“NAV”)	27.24%	61.70%	11.72%	3.49%
Sprott Gold Miners ETF - Market Price*	27.42%	61.77%	11.73%	3.51%
Solactive Gold Miners Custom Factors Index**	28.46%	N/A	N/A	25.20%***
Sprott Zacks Gold Miners Total Return Index**	27.89%	71.88%	13.73%	5.20%
S&P 500® Total Return Index	-2.10%	12.84%	9.86%	9.85%

Total Expense Ratio (per the Fund’s current prospectus) 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Fund’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.sprottetfs.com.

^	The Sprott Gold Miners ETF was reorganized on or about July 19, 2019 (“Reorganization Date”) from Sprott Gold Miners ETF (“Gold Predecessor Fund”), then a series of ALPS ETF Trust, into a series of Sprott Funds Trust. The Fund is a continuation of the Gold Predecessor Fund and, therefore, the performance information presents the performance of the Gold Predecessor Fund prior to the Reorganization Date.

^^	The Gold Predecessor Fund’s Commencement date was July 15, 2014.

1 | May 31, 2020

Sprott Gold Miners ETF

Performance Overview	May 31, 2020 (Unaudited)

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

**	Effective July 22, 2019, the Fund discontinued attempting to track Sprott Zacks Gold Miners Total Return Index and began attempting to track the Solactive Gold Miners Custom Factors Index as its target index.

***	The return presented is for the period of July 19, 2019 to May 31, 2020. The Fund began attempting to track the Solactive Gold Miners Custom Factors Index as its target index as of July 22, 2019.

Sprott Zacks Gold Miners Total Return Index is comprised of approximately 25 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stock is listed on a major U.S. exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services.

Solactive Gold Miners Custom Factors Index was created by Solactive AG to provide a means of generally tracking the performance of gold companies whose common stocks or American Depository Receipts (“ADRs”) are traded on the Toronto Stock Exchange, the New York Stock Exchange and NASDAQ. As of July 9, 2020, the Underlying Gold Index consisted of 27 securities.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Distributor, Inc., a FINRA member, is the distributor for the Sprott Gold Miners ETF.

ALPS Distributor, Inc. is not affiliated with Sprott, Solactive AG nor Zacks Index Services, a division of Zacks Investment Management.

2 | May 31, 2020

Sprott Gold Miners ETF

Performance Overview	May 31, 2020 (Unaudited)

Top 10 Holdings^ (as of May 31, 2020)

Newmont Corp.	14.08%
Barrick Gold Corp.	13.01%
Franco-Nevada Corp.	9.01%
Kirkland Lake Gold, Ltd.	4.95%
Royal Gold, Inc.	4.41%
SEMAFO, Inc.	3.96%
Centerra Gold, Inc.	3.87%
B2Gold Corp.	3.72%
IAMGOLD Corp.	3.67%
Agnico Eagle Mines, Ltd.	3.64%
Total % of Top 10 Holdings	64.32%

Country Allocation^ (as of May 31, 2020)

Canada	68.27%
United States	25.06%
South Africa	5.25%
Australia	1.42%
Total	100.00%

^	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2020)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark indices. Results include the reinvestment of all dividends and capital gains distributions, if any. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since July 19, 2019 with the performance of the Fund’s benchmark indexes. On July 22, 2019 the Fund discontinued tracking Sprott Zacks Gold Miners Total Return Index and began tracking the Solactive Gold Miners Custom Factors Index as its target index. Results include the reinvestment of all dividends and capital gains distributions, if any. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Effective July 22, 2019, the Fund discontinued attempting to track Sprott Zacks Gold Miners Total Return Index and began attempting to track the Solactive Gold Miners Custom Factors Index as its target index.

3 | May 31, 2020

Sprott Junior Gold Miners ETF

Performance Overview	May 31, 2020 (Unaudited)

Investment Objective

The Sprott Junior Gold Miners ETF (the “Fund”, NYSE Arca: SGDJ) seeks investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Junior Gold Miners Custom Factors Index (ticker symbol SOLJGMFT, the “Junior Underlying Index”).

Performance Overview

For the six-month period ended May 31, 2020, the Sprott Junior Gold Miners ETF generated a total return of 15.80%. Capital markets and society continue to recalibrate from the enormity of the fallout of the COVID-19 pandemic. As difficult as the current situation is, gold fundamentals continued to improve over the time period. Gold, as an investment, offers a potential hedge against the current financial turmoil and has significant capital appreciation potential in the years ahead. Gold bullion over the six-month period ending May 31, 2020, gained 18.19%, compared to a loss of 2.10% for the S&P 500 Index TR.

Gold stocks experienced a wild ride as they were not immune to the selling pressure and fell sharply in late February and most of March. The U.S. Federal Reserve responded quickly with unprecedented monetary stimulus to support financial markets and the economy. Remarkably, gold stocks have recouped their losses in only two months as investors speculated that gold companies would deliver strong future earnings growth once their mining operations resumed. The gold mining industry, like many other industries, is experiencing disruptions due to pandemic shutdowns. But unlike other industries, gold producers are experiencing a steep increase in the selling price of its product. Gold bullion is up 14.04% year-to-date and up 32.53% year-over-year (through May 31, 2020). From a cost perspective, energy and labor are typically the two highest cost components for miners. The fall in crude oil is a rare function of both a supply shock caused by the OPEC (the Organization of the Petroleum Exporting Countries) price war and a demand shock (pandemic shutdowns) co-occurring. We believe the enormity of both events will have lasting price consequences well beyond a few quarters. Labor, the other component, has been devastated by the pandemic. A tremendous labor crisis is occurring globally. Both of these conditions are deflationary shockwaves that will ripple out to all corners of the economy. There is virtually no major cost component that will not see lower costs. Though near-term gold company earnings may be volatile due to COVID-19 disruptions, the potential increase in long- term profit margins may be unlike anything seen in recent history, and most comparable to the 1930s when gold company revenues soared and costs plummeted. As QE (quantitative easing) infinity continues to expand and ZIRP (zero interest rate policy) takes hold in a likely recession (or depression), growth equities will become highly sought after. Gold mining equities will have one of, if not the highest growth in earnings of any industry. Because of the nature of its revenue product (gold bullion), and its input costs (deflation), gold equities may be in the position to outperform in this scenario.

Among gold stocks, junior gold stocks lagged their larger market cap counterparts over the period as investors opted for liquidity and relative safety amongst the miners. We have experienced that this underperformance is typical in the early stages of a recovery because many junior gold stocks are still at an exploration and development stage and are not yet generating cash flow. As the gold rally continues and investor risk appetite returns, we would expect junior gold stocks to perform better on a relative basis to senior gold stocks. Although merger and acquisition (“M&A”) activity in the gold sector paused due to the pandemic, we expect it to be temporary. With a stronger gold price and rebounding gold equities, M&A activity should resume as larger gold companies look to replace their reserves by acquiring smaller ones with attractive projects. We are also seeing many smaller gold companies merge with the objective of reducing expense, diversifying and improving their market liquidity. Notable transactions among index holdings included SEMAFO, Inc. being acquired by Endeavour Mining Corp., Equinox Gold Corp. acquiring Leagold Mining Corp., SSR Mining, Inc. and Alacer Gold Corp. announcing a merger of equals and Argonaut Gold, Inc. merging with Alio Gold Inc.

Performance^ (as of May 31, 2020)

	6 Months	1 Year	5 Year	Since Inception^^
Sprott Junior Gold Miners ETF - Net Asset Value (“NAV”)	15.80%***	38.39%	5.68%	8.00%
Sprott Junior Gold Miners ETF - Market Price*	15.08%	37.48%	5.57%	7.90%
Solactive Junior Gold Miners Custom Factors Index**	16.36%	N/A	N/A	3.47%****
Sprott Zacks Junior Gold Miners Total Return Index**	22.22%	64.64%	10.12%	12.42%
S&P 500® Total Return Index	-2.10%	12.84%	9.86%	9.81%

Total Expense Ratio (per the Fund’s current prospectus) 0.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Total return figures assume reinvestment of dividends and capital gains distributions, if any, and include the effect of the Fund’s recurring expenses. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.sprottetfs.com or call 888.622.1813.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in

4 | May 31, 2020

Sprott Junior Gold Miners ETF

Performance Overview	May 31, 2020 (Unaudited)

the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.sprottetfs.com.

^	The Sprott Junior Gold Miners ETF was reorganized on or about July 19, 2019 (“Reorganization Date”) from Sprott Junior Gold Miners ETF (“Junior Predecessor Fund”), then a series of ALPS ETF Trust, into a series of Sprott Funds Trust. The Fund is a continuation of the Junior Predecessor Fund and, therefore, the performance information presents the performance of the Junior Predecessor Fund prior to the Reorganization Date.

^^	The Junior Predecessor Fund’s Commencement date was March 31, 2015.

*	Market Price is based on the midpoint of the bid-ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

**	Effective July 22, 2019, the Fund discontinued attempting to track Sprott Zacks Junior Gold Miners Total Return Index and began attempting to track the Solactive Junior Gold Miners Custom Factors Index as its target index.

***	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market at the six month period ended May 31, 2020 may differ from the net asset value for financial reporting purposes.

****	The return presented is for the period of July 19, 2019 to May 31, 2020. The Fund began attempting to track the Solactive Junior Gold Miners Custom Factors Index as its target index as of July 22, 2019.

Sprott Zacks Junior Gold Miners Total Return Index is comprised of between 30 to 40 stocks selected, based on investment and other criteria, from a universe of gold and silver mining companies whose stocks are listed on a major U.S. or Canadian exchange. The stocks are selected using a proprietary, quantitative rules-based methodology developed by Zacks Index Services.

Solactive Junior Gold Miners Custom Factors Index was created by Solactive AG to provide a means of generally tracking the performance of “junior” gold companies whose common stock or American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) are traded on a regulated stock exchange in the form of shares tradeable for foreign investors without any restrictions. Junior companies include early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce gold. Most of these companies are in the development and exploration phase and are on the lookout for land with a higher chance for uncovering large mineral deposits. As of July 9, 2020, the Junior Underlying Index consisted of 40 securities.

S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

The indexes are reported on a total return basis, which assumes reinvestment of any dividends and distributions realized during a given time period. The indexes are not actively managed and do not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index. Index performance does not reflect fund performance.

The Fund is concentrated in the gold and silver mining industry. As a result, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion. These prices may fluctuate substantially over short periods of time so the Fund’s share price may be more volatile than other types of investments.

Funds that emphasize investments in small-cap and mid-cap companies will generally experience greater price volatility. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable. These companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth.

Funds investing in foreign and emerging markets will also generally experience greater price volatility.

The Fund’s shares are not individually redeemable. Investors buy and sell shares of the Fund on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Sprott Junior Gold Miners ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

ALPS Distributor, Inc., a FINRA member, is the distributor for the Sprott Junior Gold Miners ETF.

ALPS Distributor, Inc. is not affiliated with Sprott, Solactive AG nor Zacks Index Services, a division of Zacks Investment Management.

5 | May 31, 2020

Sprott Junior Gold Miners ETF

Performance Overview	May 31, 2020 (Unaudited)

Top 10 Holdings^ (as of May 31, 2020)

Equinox Gold Corp.	5.26%
SEMAFO, Inc.	4.70%
Alacer Gold Corp.	4.70%
Hecla Mining Co.	4.63%
Perseus Mining, Ltd.	4.61%
Dundee Precious Metals, Inc.	4.59%
Koza Altin Isletmeleri AS	4.56%
Aneka Tambang Tbk	4.55%
Resolute Mining, Ltd.	4.45%
Victoria Gold Corp.	4.44%
Total % of Top 10 Holdings	46.49%

Country Allocation^ (as of May 31, 2020)

Canada	47.50%
United States	17.27%
Australia	17.26%
Turkey	4.56%
Indonesia	4.55%
Great Britain	4.26%
Russia	4.19%
Peru	0.41%
Total	100.00%

^	% of Total Investments (excluding investments purchased with collateral from securities loaned)

Future holdings are subject to change.

Growth of $10,000 (as of May 31, 2020)

Comparison of Change in Value of $10,000 Investment in the Fund and the Underlying Indexes

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since inception with the performance of the Fund’s benchmark indices. Results include the reinvestment of all dividends and capital gains distributions, if any. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above compares historical performance of a hypothetical investment of $10,000 in the Fund since July 19, 2019 with the performance of the Fund’s benchmark indexe.. On July 22, 2019 the Fund discontinued tracking Sprott Zacks Junior Gold Miners Total Return Index and began tracking the Solactive Junior Gold Miners Custom Factors Index as its target index. Results include the reinvestment of all dividends and capital gains distributions, if any. Past performance does not guarantee future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Effective July 22, 2019, the Fund discontinued tracking Sprott Zacks Junior Gold Miners Total Return Index and began tracking the Solactive Junior Gold Miners Custom Factors Index as its target index. Sprott Zacks Junior Gold Miners Total Return Index launched May 26, 2016.

6 | May 31, 2020

Sprott ETFs

Disclosure of Fund Expenses	May 31, 2020 (Unaudited)

Shareholder Expense Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the (six month) period and held through May 31, 2020.

Actual Return: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical 5% Return: The second line of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect any transaction costs, such as creation and redemption fees or brokerage charges. Therefore, the second line is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

	Beginning Account	Ending Account		Expenses Paid
	Value	Value	Expense	During Period
	12/1/19	5/31/20	Ratio(a)	12/1/19 - 5/31/20(b)
Sprott Gold Miners ETF
Actual	$1,000.00	$1,272.40	0.50%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53
Sprott Junior Gold Miners ETF
Actual	$1,000.00	$1,157.30	0.50%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	0.50%	$2.53

(a)	Annualized, based on the Funds' most recent fiscal half year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

7 | May 31, 2020

Sprott Gold Miners ETF

Schedule of Investments	May 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.17%)
Gold Mining (98.69%)
Agnico Eagle Mines, Ltd.	131,194	$8,393,710
Alacer Gold Corp.(a)	1,273,175	7,933,937
Alamos Gold, Inc., Class A	1,033,266	8,367,590
AngloGold Ashanti, Ltd., Sponsored ADR	225,580	5,540,245
B2Gold Corp.	1,556,445	8,580,032
Barrick Gold Corp.	1,247,198	29,992,175
Centerra Gold, Inc.	879,441	8,923,115
Coeur Mining, Inc.(a)	617,956	3,553,247
Eldorado Gold Corp.(a)	390,859	3,290,159
Franco-Nevada Corp.	147,914	20,761,782
Gold Fields, Ltd., Sponsored ADR(b)	431,188	3,328,771
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)(b)	973,218	3,240,816
IAMGOLD Corp.(a)	2,265,025	8,455,699
Kinross Gold Corp.(a)	493,633	3,208,785
Kirkland Lake Gold, Ltd.	296,083	11,408,071
Newmont Corp.	555,127	32,458,276
Novagold Resources, Inc.(a)	311,467	2,983,803
OceanaGold Corp.(a)	1,611,683	3,277,563
Osisko Gold Royalties, Ltd.	346,252	3,435,234
Pretium Resources, Inc.(a)	396,172	3,470,120
Royal Gold, Inc.	76,387	10,174,749
Sandstorm Gold, Ltd.(a)(b)	415,942	3,468,071
SEMAFO, Inc.(a)	2,654,396	9,138,132
SSR Mining, Inc.(a)	169,146	3,253,067
Torex Gold Resources, Inc.(a)	606,776	8,373,275
Wheaton Precious Metals Corp.	191,145	8,235,263
Yamana Gold, Inc.	667,803	3,613,416
Total Gold Mining		226,859,103

Silver Mining (1.48%)
Hecla Mining Co.	1,027,030	3,409,740

TOTAL COMMON STOCKS
(Cost $177,540,504)		230,268,843

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.54%)
Money Market Fund (0.10%)
State Street Institutional
Treasury Plus Money
Market Fund
(Cost $221,328)	0.15%	221,328	$221,328

Investments Purchased with Collateral from Securities Loaned (0.44%)
State Street Navigator
Securities Lending
Government Money
Market Portfolio, 0.15%
(Cost $1,017,427)		1,017,427	1,017,427
TOTAL SHORT TERM INVESTMENTS
(Cost $1,238,755)			1,238,755

TOTAL INVESTMENTS (100.71%)
(Cost $178,779,259)			$231,507,598
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.71%)			(1,628,079)
NET ASSETS - 100.00%			$229,879,519

(a)	Non-income producing security.

(b)	Security, or a portion of the security position is currently on loan. As of May 31, 2020 the total market value of securities on loan is $967,268. The loaned securities were secured with cash collateral of $1,017,427 and non-cash collateral with the value of $0. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

8 | May 31, 2020

Sprott Junior Gold Miners ETF

Schedule of Investments	May 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (102.90%)
Diversified Metals & Mining (4.80%)
Aurelia Metals, Ltd.(a)	968,668	$209,841
K92 Mining, Inc.(b)	967,027	2,879,624
Total Diversified Metals & Mining		3,089,465

Gold Mining (92.49%)
Alacer Gold Corp.(b)	500,429	3,118,481
Aneka Tambang Tbk	82,493,400	3,020,806
Argonaut Gold, Inc.(b)	1,719,675	2,323,126
China Gold International
Resources Corp., Ltd.(b)	1,348,511	440,738
Coeur Mining, Inc.(b)	485,681	2,792,666
Dundee Precious Metals, Inc.	560,367	3,048,370
Eldorado Gold Corp.(b)	320,146	2,694,914
Equinox Gold Corp.(b)	380,500	3,493,133
Gold Road Resources, Ltd.(a)(b)	241,426	291,270
Golden Star Resources, Ltd.(a)(b)	94,352	278,338
Greatland Gold PLC(b)	22,891,400	2,827,076
Highland Gold Mining, Ltd.	785,710	2,519,023
Koza Altin Isletmeleri AS(b)	278,800	3,026,085
McEwen Mining, Inc.(a)(b)	353,961	319,910
New Gold, Inc.(a)(b)	245,702	292,662
Novo Resources Corp.(b)	118,676	270,649
OceanaGold Corp.(b)	127,287	258,854
Perseus Mining, Ltd.(b)	3,547,614	3,062,243
Petropavlovsk PLC(a)(b)	864,179	265,747
Premier Gold Mines, Ltd.(b)	194,108	281,959
Pretium Resources, Inc.(a)(b)	38,604	338,137
Ramelius Resources, Ltd.(a)	246,367	288,199
Regis Resources, Ltd.	137,833	496,113
Resolute Mining, Ltd.(b)	3,889,927	2,955,832
Roxgold, Inc.(b)	277,339	255,816
Sabina Gold & Silver Corp.(a)(b)	1,898,609	2,688,955
Seabridge Gold, Inc.(b)	17,713	274,729
SEMAFO, Inc.(b)	906,784	3,121,732
Silver Lake Resources, Ltd.(b)	194,366	283,725
SolGold PLC(b)	844,844	269,713
St Barbara, Ltd.	134,046	278,767
Teranga Gold Corp.(b)	342,635	2,692,603
Torex Gold Resources, Inc.(b)	183,925	2,538,094
Victoria Gold Corp.(b)	317,200	2,951,180
Wesdome Gold Mines, Ltd.(b)	289,660	2,421,460
West African Resources, Ltd.(b)	4,986,300	2,791,844
Westgold Resources, Ltd.(a)(b)	177,292	276,528
Total Gold Mining		59,549,477

Precious Metals & Minerals Mining (0.42%)
Osisko Mining, Inc.(b)	96,533	272,734

Silver Mining (5.19%)
Hecla Mining Co.	926,300	3,075,316

Security Description	Shares	Value
Silver Mining (continued)
Hochschild Mining PLC	110,659	$273,600
Total Silver Mining		3,348,916

TOTAL COMMON STOCKS
(Cost $60,403,496)		66,260,592

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (3.94%)
Money Market Fund (0.25%)
State Street Institutional
Treasury Plus Money
Market Fund
(Cost $158,603)	0.15%	158,603	158,603

Investments Purchased with Collateral from Securities Loaned (3.70%)
State Street Navigator
Securities Lending
Government Money Market
Portfolio, 0.15%
(Cost $2,377,172)		2,377,172	2,377,172
TOTAL SHORT TERM INVESTMENTS
(Cost $2,535,775)			2,535,775

TOTAL INVESTMENTS (106.84%)
(Cost $62,939,271)			$68,796,367
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.84%)			(4,405,792)
NET ASSETS - 100.00%			$64,390,575

(a)	Security, or a portion of the security position is currently on loan. As of May 31, 2020 the total market value of securities on loan is $2,671,522. The loaned securities were secured with cash collateral of $2,377,172 and non-cash collateral with the value of $496,157. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.

See Notes to Financial Statements.

9 | May 31, 2020

Sprott ETFs

Statements of Assets and Liabilities	May 31, 2020 (Unaudited)

	Sprott Gold	Sprott Junior
	Miners ETF	Gold Miners ETF
ASSETS:
Investments, at value	$231,507,598	$68,796,367
Receivable for investments sold	39,714,853	30,229,785
Receivable due from advisor	—	499
Dividends and reclaim receivable	141,003	50,725
Other assets and prepaid expenses	906	1,851
Total Assets	271,364,360	99,079,227

LIABILITIES:
Payable for investments purchased	40,240,517	32,184,261
Payable to adviser	66,537	—
Payable for collateral upon return of securities loaned	1,017,427	2,377,172
Administration fees payable	27,065	27,476
Professional fees payable	53,727	46,723
Transfer agent fees payable	6,544	6,544
Trustees' fees and expenses payable	9,078	2,923
Accrued expenses and other liabilities	63,946	43,553
Total Liabilities	41,484,841	34,688,652
NET ASSETS	$229,879,519	$64,390,575

NET ASSETS CONSIST OF:
Paid-in capital	$250,297,661	$83,372,282
Total distributable earnings	(20,418,142)	(18,981,707)
NET ASSETS	$229,879,519	$64,390,575

INVESTMENTS, AT COST	$178,779,259	$62,939,271

PRICING OF SHARES
Net Assets	$229,879,519	$64,390,575
Shares of beneficial interest outstanding (Unlimited number of shares authorized, par value $0.01 per share)	7,750,000	1,850,000
Net Asset Value, offering and redemption price per share	$29.66	$34.81

See Notes to Financial Statements.

10 | May 31, 2020

Sprott ETFs

Statements of Operations	For the Six Months Ended May 31, 2020 (Unaudited)

	Sprott Gold	Sprott Junior
	Miners ETF	Gold Miners ETF
INVESTMENT INCOME:
Dividends(a)	$673,688	$131,004
Securities lending income	1,033	41,944
Total Investment Income	674,721	172,948

EXPENSES:
Investment adviser fees (See Note 3)	330,563	96,188
Administration fees	76,751	77,476
Trustee Fees	9,101	2,899
Compliance fees	6,035	1,965
Legal fees	25,000	25,000
Audit fees	9,999	9,999
Transfer agent fees	4,294	4,294
Other fees and expenses	59,999	41,432
Total Expenses before waiver/reimbursement	521,742	259,253
Less fee waiver/reimbursement by investment adviser (See Note 3)	(49,634)	(122,047)
Net Expense	472,108	137,206
NET INVESTMENT INCOME	202,613	35,742

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(2,635,315)	(4,512,862)
Net realized gain/(loss) on foreign currency transactions	19,557	(31,615)
Net realized gain/(loss)	(2,615,758)	(4,544,477)
Net change in unrealized appreciation on investments	47,855,771	12,536,048
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	99	(32,168)
Net change in unrealized appreciation/(depreciation)	47,855,870	12,503,880
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	45,240,112	7,959,403
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,442,725	$7,995,145

(a)	Net of foreign tax withholding in the amounts of $85,105 and $1,971 respectively.

See Notes to Financial Statements.

11 | May 31, 2020

Sprott Gold Miners ETF

Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	May 31, 2020	November 30,
	(Unaudited)	2019
OPERATIONS:
Net investment income	$202,613	$139,357
Net realized gain/(loss)	(2,615,758)	34,739,488
Net change in unrealized appreciation	47,855,870	25,266,979
Net increase in net assets resulting from operations	45,442,725	60,145,824

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(485,870)	(644,007)
Total distributions	(485,870)	(644,007)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	16,056,607	49,980,129
Cost of shares redeemed	(8,780,519)	(55,410,946)
Net increase/(decrease) from capital share transactions	7,276,088	(5,430,817)
Net increase in net assets	52,232,943	54,071,000

NET ASSETS:
Beginning of period	177,646,576	123,575,576
End of period	$229,879,519	$177,646,576

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	7,600,000	8,100,000
Shares sold	550,000	2,150,000
Shares redeemed	(400,000)	(2,650,000)
Shares outstanding, end of period	7,750,000	7,600,000

See Notes to Financial Statements.

12 | May 31, 2020

Sprott Junior Gold Miners ETF

Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	May 31, 2020	November 30,
	(Unaudited)	2019
OPERATIONS:
Net investment income	$35,742	$117,857
Net realized gain/(loss)	(4,544,477)	8,479,880
Net change in unrealized appreciation	12,503,880	6,471,113
Net increase in net assets resulting from operations	7,995,145	15,068,850

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(395,316)	—
Total distributions	(395,316)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	12,266,019	14,781,738
Cost of shares redeemed	(8,469,268)	(13,632,761)
Net increase from capital share transactions	3,796,751	1,148,977
Net increase in net assets	11,396,580	16,217,827

NET ASSETS:
Beginning of period	52,993,995	36,776,168
End of period	$64,390,575	$52,993,995

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,750,000	1,700,000
Shares sold	450,000	500,000
Shares redeemed	(350,000)	(450,000)
Shares outstanding, end of period	1,850,000	1,750,000

See Notes to Financial Statements.

13 | May 31, 2020

Sprott Gold Miners ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

	For the
	Six Months		For the Year	For the Year	For the Year		For the Year		For the Year
	Ended		Ended	Ended	Ended		Ended		Ended
	May 31, 2020		November 30,	November 30,	November 30,		November 30,		November 30,
	(Unaudited)		2019	2018(a)	2017(a)		2016(a)		2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$23.37		$15.26	$19.82	$19.15		$12.97		$17.44

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03		0.02	0.07	0.04		(0.00	)(c)	0.10
Net realized and unrealized gain/(loss)	6.32		8.18	(4.51)	0.63		6.37		(4.52)
Total from investment operations	6.35		8.20	(4.44)	0.67		6.37		(4.42)

DISTRIBUTIONS:
From net investment income	(0.06)		(0.09)	(0.12)	(0.00	)(c)	(0.19)		(0.05)
Total distributions	(0.06)		(0.09)	(0.12)	(0.00	)(c)	(0.19)		(0.05)

Net increase/(decrease) in net asset value	6.29		8.11	(4.56)	0.67		6.18		(4.47)
NET ASSET VALUE, END OF PERIOD	$29.66		$23.37	$15.26	$19.82		$19.15		$12.97
TOTAL RETURN(d)	27.24%		53.91%	(22.56)%	3.52%		49.82%		(25.44)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$229,880		$177,647	$123,576	$164,545		$183,865		$112,158

Ratio of expenses including reimbursement/waiver to average net assets(e)	0.50	%(f)	0.54%	N/A	N/A		N/A		N/A
Ratio of expenses excluding reimbursement/waiver to average net assets	0.55	%(f)	0.57%	0.57%	0.57%		0.57%		0.57%
Ratio of net investment income/(loss) to average net assets	0.21	%(f)	0.09%	0.39%	0.21%		(0.01)%		0.61%
Portfolio turnover rate(g)	61%		112%	82%	101%		74%		78%

(a)	These financials have been audited by the predecessor independent registered public accounting firm.
(b)	Based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(e)	Prior to July 19, 2019, the Fund paid expenses via a unitary fee to the prior adviser, expenses were not waived. See Note 3.
(f)	Annualized.
(g)	Portfolio does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

 14 | May 31, 2020

Sprott Junior Gold Miners ETF
Financial Highlights	For a Share Outstanding Throughout the Periods Presented

							For the Period
	For the						March 31, 2015
	Six Months		For the Year	For the Year	For the Year	For the Year	(Commencement
	Ended		Ended	Ended	Ended	Ended	of Operations) to
	May 31, 2020		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2019	2018(a)	2017(a)	2016(a)	2015(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$30.28		$21.63	$31.48	$33.00	$19.65	$24.18

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) (b)	0.02		0.06	(0.06)	(0.09)	(0.05)	0.04
Net realized and unrealized gain/(loss)	4.73		8.59	(9.74)	(0.87)	13.56	(4.57)
Total from investment operations	4.75		8.65	(9.80)	(0.96)	13.51	(4.53)

DISTRIBUTIONS:
From net investment income	(0.22)		—	(0.05)	(0.56)	(0.16)	—
Total distributions	(0.22)		—	(0.05)	(0.56)	(0.16)	—

Net increase/(decrease) in net asset value	4.53		8.65	(9.85)	(1.52)	13.35	(4.53)
NET ASSET VALUE, END OF PERIOD	$34.81		$30.28	$21.63	$31.48	$33.00	$19.65
TOTAL RETURN(c)	15.73%		39.99%	(31.19)%	(2.99)%	69.35%	(18.73)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$64,391		$52,994	$36,776	$149,550	$47,857	$23,579

Ratio of expenses including reimbursement/waiver to average net assets(d)	0.50	%(e)	0.54%	N/A	N/A	N/A	N/A	(e)
Ratio of expenses excluding reimbursement/waiver to average net assets	0.94	%(e)	0.71%	0.57%	0.57%	0.57%	0.57	%(e)
Ratio of net investment income/(loss) to average net assets	0.13	%(e)	0.22%	(0.22)%	(0.26)%	(0.14)%	0.29	%(e)
Portfolio turnover rate(f)	107%		127%	37%	74%	61%	71%

(a)	These financials have been audited by the predecessor independent registered public accounting firm.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Prior to July 19, 2019, the Fund paid expenses via a unitary fee to the prior adviser, expenses were not waived. See Note 3.
(e)	Annualized.
(f)	Portfolio does not include securities received or delivered from processing creations or redemptions in-kind.

See Notes to Financial Statements.

 15 | May 31, 2020

Sprott ETFs
Notes to Financial Statements	May 31, 2020 (Unaudited)

1.  ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of May 31, 2020, the Trust consisted of three separate portfolios that each represent a separate series of the Trust. This report pertains to the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF (each a “Fund” and collectively, the “Funds”). The Funds are non-diversified, open-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds reorganized effective as of the close of business on July 19, 2019, from each Fund's respective Predecessor Fund. Each Predecessor Fund was a separate series of ALPS ETF Trust. See Note 7 for a discussion of the results of the special meeting of shareholders in which the reorganization was approved.

The investment objective of the Sprott Gold Miners ETF is to seek investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Gold Miners Custom Factors Index (ticker symbol SOLGMCFT, the “Underlying Gold Index”). The investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The investment objective of the Sprott Junior Gold Miners ETF is to seek investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Junior Gold Miners Custom Factors Index (ticker symbol SOLJGMFT, the “Underlying Junior Gold Index”). The investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Sprott Junior Gold Miners ETF is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Funds offer and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are or will be listed on the NYSE Arca, Inc. (the “Exchange” or “NYSE Arca”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Funds generally consists of 50,000 Shares, though this may change from time to time. Creation Units are not expected to consist of fewer than 50,000 Shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A. Portfolio Valuation

Each Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

 16 | May 31, 2020

Sprott ETFs
Notes to Financial Statements	May 31, 2020 (Unaudited)

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

 17 | May 31, 2020

Sprott ETFs
Notes to Financial Statements	May 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments at May 31, 2020:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$230,268,843	$—	$—	$230,268,843
Short-Term Investments	1,238,755	—	—	1,238,755
Total	$231,507,598	$—	$—	$231,507,598

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$66,260,592	$—	$—	$66,260,592
Short-Term Investments	2,535,775	—	—	2,535,775
Total	$68,796,367	$—	$—	$68,796,367

*       For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the six months ended May 31, 2020.

C. Gold and Silver Mining Industry Risk

The Funds are sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Funds’ returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

D. Foreign Investment Risk

The Funds investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Funds’ investments or prevent the Funds from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Funds’ underlying securities trade in a market that is closed when the market in which the Funds’ shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Funds’ domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Funds’ shares and the underlying value of those shares

E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

F. Concentration Risk

Each Fund seeks to track its respective Underlying Index, which itself is currently concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in a Fund.

G. Market Disruption Risk

The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause a Fund to lose value.

18 | May 31, 2020

Sprott ETFs
Notes to Financial Statements	May 31, 2020 (Unaudited)

The spread of COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place and the jobs market. The impact of COVID-19 could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of the Funds’ securities or other assets. Such impacts may adversely affect the performance of the Funds.

H. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

I. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually.

J. Federal Tax and Tax Basis Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of May 31, 2020.

The tax character of the distributions paid during the fiscal year ended November 30, 2019 was as follows:

Ordinary Income
November 30, 2019
Sprott Gold Miners ETF	$644,007

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of November 30, 2019, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$42,920,205	$27,655,227
Sprott Junior Gold Miners ETF	11,096,534	8,796,310

As of May 31, 2020, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
Gross appreciation (excess of value over tax cost)	$53,666,090	$8,363,829
Gross depreciation (excess of tax cost over value)	(1,810,971)	(2,535,020)
Net unrealized appreciation (depreciation)	51,855,119	5,828,809
Cost of investments for income tax purposes	$179,652,479	$62,967,558

19 | May 31, 2020

Sprott ETFs
Notes to Financial Statements	May 31, 2020 (Unaudited)

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company (“PFIC”) adjustments and the deferral of losses from wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of May 31, 2020.

K. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended May 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Funds have incorporated no uncertain tax positions that require a provision for income taxes.

L. Lending of Portfolio Securities

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or Sprott Asset Management LP (the “Adviser”) specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income earned by the Fund from securities lending activity is disclosed in the Statement of Operations.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of May 31, 2020:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Miners ETF	967,268	1,017,427	—	1,017,427
Sprott Junior Gold Miners ETF	2,671,522	2,377,171	496,157	2,873,329

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

20 | May 31, 2020

Sprott ETFs
Notes to Financial Statements	May 31, 2020 (Unaudited)

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of May 31, 2020:

Sprott Junior Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$2,377,171	$—	$—	$—	2,377,171
Total Borrowings					2,377,171
Gross amount of recognized liabilities for securities lending (collateral received)					2,377,171

Sprott Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$1,017,427	$—	$—	$—	1,017,427
Total Borrowings					1,017,427
Gross amount of recognized liabilities for securities lending (collateral received)					1,017,427

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below. From time to time, the Adviser may waive all or a portion of its fee.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.35%
Sprott Junior Gold Miners ETF	0.35%

ALPS Advisors, Inc. (the “Sub-Adviser”) serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Trust (the ‘‘Sub-Advisory Agreement’’). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%
$250 million-$500 million	0.03%
Above $500 million	0.02%

*	Subject to the following annual minimums per fund sub-advised by the Sub-Adviser for Sprott: (i) first two funds: $40,000 per fund; (ii) additional funds: $30,000 per fund.
**	Annual rate stated as a percentage of the average daily net assets of the Funds

The Adviser is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets of each Fund) of 0.35%. The Adviser is required to pay all fees due to the Sub-Adviser out of the management fee the Adviser receives from the Funds. The Adviser has contractually agreed to waive the management fee, and/or reimburse expenses so that total annual Funds operating expenses after fee waiver/expense reimbursements (not including distribution (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.50% of the shares average daily net assets through June 30, 2021. The Adviser will be permitted to recover expenses it has borne to the extent that the Funds expenses in later periods fall below the annual rates set forth in the expense agreement. The Funds’ fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Funds’ expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the particular date in which the fees and expenses was deferred. This expense agreement may only be terminated during the period by the Board of Trustees of Sprott Funds Trust.

21 | May 31, 2020

Sprott ETFs

Notes to Financial Statements	May 31, 2020 (Unaudited)

The Board of the Trust consists of five Trustees, all of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (“Independent Trustees”). Each current Independent Trustee is paid an annual retainer of $6,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2020, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$130,295,443	$122,893,533
Sprott Junior Gold Miners ETF	73,190,306	67,841,499

For the six months May 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$16,056,594	$8,779,072
Sprott Junior Gold Miners ETF	12,207,448	8,321,004

For the six months ended May 31, 2020, the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF had in-kind net realized gains/(losses) of $1,141,333 and $(1,188,385) respectively.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. RELATED PARTY TRANSACTIONS

Each Fund may engage in cross trades between other funds in the Trust during the six months ended May 31, 2020 pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board previously adopted procedures that apply to transactions between the Funds of the Trust pursuant to Rule 17a-7. These transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the six months ended May 31, 2020 were as follows:

	Purchase Cost Paid	Sale Proceeds Received	Realized Gain on Sales
Sprott Gold Miners ETF	$3,315,485	$7,272,058	$691,262
Sprott Junior Gold Miners ETF	7,272,058	3,315,485	98,698

7. REORGANIZATION

The Trust acquired all of the assets and liabilities of Sprott Gold Miners ETF (the “Gold Predecessor Fund”), and Sprott Junior Gold Miners ETF acquired all of the assets and liabilities of Sprott Junior Gold Miners ETF (the “Junior Predecessor Fund”, together with the Gold Predecessor Fund, the “Predecessor Funds”) each a series of ALPS ETF Trust, in a tax-free reorganization on July 19, 2019. The Predecessor Funds had the same investment objectives, and substantially the same strategies and policies as the corresponding Fund at the time of the reorganization.

22 | May 31, 2020

Sprott ETFs

Notes to Financial Statements	May 31, 2020 (Unaudited)

The reorganization qualified as a tax-free reorganization for federal income tax purposes. On the July 19, 2019, the assets and liabilities of each Predecessor Fund was transferred to the corresponding successor Fund in exchange for shares of the Predecessor Fund. Pursuant to the reorganization, each shareholder of the Predecessor Funds became the owner of the number of corresponding shares of the Funds, having an equal aggregate net asset value. On the reorganization date, the Funds and the Predecessor Funds reported the following financial information:

	Shares Outstanding	Net Assets		Predecessor Fund	Net Assets of Predecessor Fund
Fund	of Fund	of Fund	Predecessor Funds	Shares Exchanged	Exchanged
Sprott Gold Miners ETF	7,750,000	$187,380,569	Gold Predecessor Fund	7,750,000	$187,380,569
Sprott Junior Gold Miners ETF	1,950,000	$68,310,545	Junior Predecessor Fund	1,950,000	$68,310,545

Immediately following the reorganization the net assets and shares issued of the combined Funds were:

Fund	Net Assets	Shares Outstanding
Sprott Gold Miners ETF	$187,380,569	7,750,000
Sprott Junior Gold Miners ETF	$68,310,545	1,950,000

Assuming the reorganization had been completed on December 1, 2018, the beginning of the annual reporting period for the Funds, the pro forma results of operations for the year ended November 30, 2019 are as follows:

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF
Net Investment Income	$203,925	$139,535
Net Realized and Unrealized Loss on Investments	60,006,467	14,932,792
Net Decrease in Net Assets Resulting from Operations	$60,210,392	$15,072,327

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the reorganization, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Funds that has been included in Fund’s Statement of Operations since July 19, 2019.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2020.

23 | May 31, 2020

Sprott ETFs

Additional Information	May 31, 2020 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Funds’ proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the SEC’s website at www.sec.gov and upon request, by calling (toll-free) 888.622.1813.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC as an exhibit to its report on Form N-PORT. Form N-PORT reports for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-PORT reports will be available without charge, upon request, by calling (toll-free) 888.622.1813.

TAX INFORMATION

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2019:

	QDI	DRD
Sprott Gold Miners ETF	100.00%	63.61%
Sprott Gold Miners Junior ETF	41.05%	0.51%

In early 2020, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2019 via Form 1099. The Funds will notify shareholders in early 2021 of amounts paid to them by the Funds, if any, during the calendar year 2020.

LICENSING AGREEMENTS

Solactive AG (“Solactive”) has entered into a license agreement with Sprott Asset Management LP (“Sprott”). Solactive is the Index Provider for Funds. Solactive is not affiliated with the Trust, Sprott, or the Distributor.

The following disclosure relates to Solactive and Sprott:

The Funds are not sponsored, promoted, sold or supported in any other manner by Solactive nor does Solactive offer any express or Implicit guarantee or assurance either with regard to the results of using the Index and/or index trade mark or the index price at any time or in any other respect. The Index is calculated and published by Solactive. Solactive uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards the Funds, Solactive has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the Funds. Neither publication of the Index by Solactive nor the licensing of the Index or Index trade mark for the purpose of use in connection with the Funds constitutes a recommendation by Solactive to invest capital in the Funds nor does it in any way represent an assurance or opinion of Solactive with regard to any investment in these Funds.

Sprott does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and Sprott shall have no liability for any errors, omissions or interruptions therein. Sprott makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Index or any data included therein. Sprott makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall Sprott have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index even if notified of the possibility of such damages.

24 | May 31, 2020

This material must be preceded or accompanied by the Prospectus.

www.sprott.com

Item 2.	Code of Ethics.

Not Applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not Applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not Applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.	Investments.

(a)       Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)       Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FUND STRUST

By:	/s/ John A. Ciampaglia
John A. Ciampaglia (Principal Executive Officer)
President

Date:	July 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Ciampaglia
John A. Ciampaglia (Principal Executive Officer)
President

Date:	July 31, 2020

By:	/s/ Varinder Bhathal
Varinder Bhathal (Principal Financial Officer)
Treasurer

Date:	July 31, 2020